DEBT AND RECEIVABLES PURCHASE FINANCING	9 Months Ended
Sep. 30, 2021
Debt And Receivables Purchase Financing
DEBT AND RECEIVABLES PURCHASE FINANCING

NOTE 6: DEBT AND RECEIVABLES PURCHASE FINANCING

Debt and Receivables Purchase Financing

We have the following debt financing in place:

Dr. Gene Salkind, who is our Chairman of the Board and one of our directors, and his affiliate provided us an aggregate of $2,700,000 in convertible debt financing for convertible promissory notes and common stock purchase warrants.

Business Capital Providers, Inc. purchased certain future receivables from the Company at a 26% discount under the following agreements on the following terms:

•	Pursuant to a Merchant Agreement dated July 28, 2021, Business Capital Providers purchased $405,000 of future receivables for a purchase price of $300,000. Under the agreement, the Company agrees to have all receivables collected be deposited into a bank account from which the purchased receivables are remitted to Business Capital Providers daily, at the daily percentage of 9% of the daily banking deposits, or daily amounts of $2,531.25, for the term of 160 days. The Company is responsible for ensuring there are sufficient funds in the account to cover the daily payments. Under the agreement, the Company paid an origination fee of 5% of the purchase price. In the event of a default under the agreement, Business Capital Providers may institute an action to enforce its rights, including recovery of its costs of enforcement. Events of default under the agreement include, among others: the Company’s breach of any provision or representation under the agreement; failure to give 24 hours’ notice there will be insufficient funds to cover a daily remittance; the Company offers for sale or sells a substantial portion of its assets or its business; the Company uses other depository accounts, or closes or changes its depository account from which daily remittances are made; a material change in the Company’s operations; loss of a key employee, customer or supplier of the Company; any change in stock float, voting rights or issuance of voting shares; the Company’s failure to renew a real property lease; any Company default under another agreement with Business Capital Providers; or any form of bankruptcy filing or declaration by or for the Company. The Agreement further provides that in the event of a default, lieu of personal guarantees by any Company principals, or if otherwise mutually agreed, Business Capital Providers may convert any portion of amounts payable to it into shares of common stock of the Company at a price equal to 85% of the lowest volume weighted average price for each of the five trading days preceding the conversion date; provided that Business Capital Providers will not convert into shares that will result in it owning more than 4.99% of the Company’s then outstanding shares of common stock.

•	Pursuant to a Merchant Agreement dated April 29, 2021, purchased $405,000 of future receivables for a purchase price of $300,000 on terms which are substantially the same as the July 28, 2021, Merchant Agreement, except that the daily percentage is 13% and the daily payment is $2,700 per day for a term of 150 business days.

•	The Company previously entered into separate Merchant Agreements with Business Capital Providers on eight occasions prior to the April 29, 2021, Merchant Agreement, starting in June 2019, for an aggregate of $1,060,000 in financing, at varying purchase amounts, daily percentages, and daily payments, all of which were satisfied in full.

•	Nineteen private investors, who were unaffiliated shareholders of the Company and accredited investors as provided under Regulation D Rule 501 promulgated under the Securities Act of 1933, provided us convertible debt financing during the period May 2021 through September 2021 pursuant to subscription agreements as described below. (Certain of these investors provided us multiple investments in one or more of these convertible debt structures.):

•	Nine of the lender-investors provided us an aggregate of $668,000 in convertible debt financing on the following terms:

The lender-investors were issued shares of Company common stock valued at $6 per share equal to 5% of their investments as original issue discount.

The debt maturity date is October 31, 2021. If the Company receives debt of equity financing of $200,000 or more, the debt is payable within two business days after the Company receives those funds. The maturity dates of six of these investors’ convertible debt was extended to December 31, 2021.

The debt is convertible into shares of Company common stock at a conversion price of $6 per share at any time at the investor’s option until the maturity date.

•	Three of the lender-investors provided us an aggregate of $200,000 in convertible debt financing on the following terms:

The lender-investors were issued shares of Company common stock valued at $6 per share equal to 6,000 per $100,000 of principal loan, or on a pro-rata basis is less than $100,000 is loaned (effectively 6% of the amount loaned) as original issue discount.

The debt is convertible into shares of Company common stock at a conversion price of $6 per share at any time at the investor’s option until the maturity date.

These investors converted all of this convertible debt into a total of 40,000 shares of common stock.

•	Eleven of the lender-investors provided us an aggregate of $819,500 in convertible debt financing on the following terms:

The investment amounts included 10% original issue discount. Accordingly, the total net principal proceeds of this debt that we received was $745,000. The maturity date is June 30, 2022.

The investor may convert the debt at any time through the maturity date at a 30% discount to the volume weighted average price per share over the 60-day period prior to conversion, with a floor conversion price of $4 per share. The debt will automatically convert on July 1, 2022, at $4 per share if it is not repaid, or converted by the investor, prior to then. All of these investors converted a total of $819,500 of this convertible debt into a total of 156,761 shares of common stock.

•	Four of the lender-investors provided us $130,000 in convertible debt financing on the following terms:

Interest at the annual rate of 10%, debt maturity date is June 30, 2022. The investor may convert the debt at any time through the maturity date at a 30% discount to the volume weighted average price per share over the 60-day period prior to conversion, with a floor conversion price of $4 per share. The debt will automatically convert on July 1, 2022, at $4 per share if it is not repaid, or converted by the investor, prior to then. One of these investors converted a total of $30,000 of this convertible debt into a total of 5,904 shares of common stock.

In May of 2020, the Company received Small Business Administration Cares Act loan of $265,842 due to the COVID-19 pandemic. This loan carried a five-year term, with interests at the annual rate of 1%. During second fiscal quarter of 2021 the Cares Act loan was forgiven in full under the SBA Cares Act loan rules.

In June 2020, the Company received a $150,000 Economic Injury Disaster Loan from the SBA which carries a 30-year term, payable in monthly installments of principal plus interest at the annual rate of 3.75%. This loan is secured by all the assets of the Company. The loan proceeds were used for working capital to alleviate economic injury cause by disaster in January 2020 and after that as required by the loan agreement.

In September 2021, the Company entered into securities purchase agreements 2021, with two accredited investors, Talos Victory Fund, LLC, and Blue Lake Partners LLC, pursuant to which the Company issued 10% promissory notes with a maturity date of September 20, 2022, in the aggregate principal amount of $1,125,000. In addition, the Company issued warrants to purchase an aggregate of 56,250 shares of its common stock to these holders. Spartan Capital Securities LLC and Revere Securities LLC acted as placement agents on this transaction. The promissory notes include the following terms:

•	Interest at the annual rate of 10%.

•	The notes carry original issue discount of $112,500 in the aggregate. Accordingly, the total net principal of this debt was $1,012,500.

•	The Company is required to make interim payments to the holders in the aggregate amount of $225,000, on or before March 18, 2022, towards the repayment of the balance of the notes. The Company may prepay the principal sum under the notes then outstanding plus accrued and unpaid interest in full at any time without any prepayment premium; however, the Company is required to pay a minimum amount of the first 12 months of interest under the notes.

•	The holders may convert the notes and exercise the warrants into the Company’s common stock (subject to contractual beneficial ownership limitations of 4.99%). The holders have the right to convert the notes at any time into shares of common stock at a conversion price of $5.00 per share; provided, however, if the Company consummates a so-called up-listing offering to a national exchange within 180 days after the closing date, then the Note conversion price shall adjust to equal 70% of the price per share of common stock in that offering. The warrants may also be exercised at any time from date of issuance over a period of five years at the exercise price then in effect. The initial warrant exercise price shall equal $10.00 per share; provided however, if the Company consummates the up-listing offering within the 180-day period noted above, then the exercise price shall adjust to equal 130% of the price per share in that offering. The warrants contain cashless exercise provisions. Both the notes and the warrants contain customary anti-dilution provisions which could cause an adjustment to the conversion price of the notes and the exercise price of the warrants.

•	The notes provide that so long as the Company has any obligations under the Notes, the Company will not, among other things:

o	Incur or guarantee any indebtedness which is senior or equal to the notes.

o	Redeem or repurchase any shares of stock, warrants, rights or options without the holders’ consent.

o	Sell, lease or otherwise dispose of a significant portion of its assets without the holders’ consent.

•	The notes contain customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the notes or securities purchase agreements.

•	In an event of default under the notes, which has not been cured within any applicable cure period, if any, the notes shall become immediately due and payable and the Company shall pay to the holders an amount equal to the principal sum then outstanding plus accrued interest, multiplied by 125%. Additionally, upon the occurrence of an event of default, additional interest will accrue from the date of the event of default at the rate equal to the lower of 16% per annum or the highest rate permitted by law.

On the closing date of this financing, the holders delivered the net amount of $910,000 of the purchase price to the Company in exchange for the notes (which was net of the original issue discount and other fees, and expenses relate to this financing).